Share-Based Payments - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - RSU Calyxt 2017 [member] - Calyxt Inc. [member]	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares outstanding, beginning balance	1,373,933	0
Number of restricted stock units outstanding, granted	315,825	1,442,533
Number of restricted stock units outstanding, vested	(261,507)	(39,200)
Number of restricted stock units outstanding, cancelled	(376,837)	(29,400)
Number of free shares outstanding, ending balance	1,051,414	1,373,933
Weighted average grant date fair Value, beginning balance		$ 0.00
Weighted average grant date fair Value, granted	$ 16.68	13.29
Weighted average grant date fair value, vested	14.07	13.29
Weighted average grant date fair Value, cancelled	13.30	13.29
Weighted average grant date fair value, ending balance	$ 14.11	$ 13.29